Summary of Significant Accounting Policies - Net Loss Per Common Share - Dilutive Securities (Details) (Dilutive shares, USD $)	3 Months Ended
	Nov. 30, 2013	Nov. 30, 2012
Dilutive shares
Description
Convertible preferred stock	58,628,531	64,531
Convertible notes payable	6,728,418	1,383,459
Options	$ 147,500	$ 282,085
Warrants	11,500,000
Total potentially dilutive securities	77,004,449	1,730,075